ACQUISITIONS - Purchase Price Consideration and Fair Value (Details) - USD ($) $ in Thousands		3 Months Ended
	Jan. 11, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total purchase price consideration and preliminary fair value amounts recognized
Total consideration, net		$ 19,787
Goodwill		$ 72,510	$ 66,262	$ 66,314	$ 66,180
Radar Leather Division S.r.l
Total purchase price consideration and preliminary fair value amounts recognized
Total consideration, net	$ 19,787
Accounts receivable	2,347
Inventories	2,500
Prepaid expenses	682
Other current assets	612
Property and equipment	3,053
Intangible assets	10,200
Goodwill	6,711
Total assets acquired	26,105
Accounts payable	1,120
Deferred tax liabilities	2,548
Accrued liabilities	2,106
Long-term debt	544
Total liabilities assumed	6,318
Net assets acquired	$ 19,787